SCHEDULE 14A
                           SCHEDULE 14A INFORMATION
               PROXY STATEMENT PURSUANT TO SECTION 14(A) OF
                    THE SECURITIES EXCHANGE ACT OF 1934
                          ----------------------


Filed by the Registrant [x]

Filed by a Party other than the Registrant [x]

Check the appropriate box:

[ ] Preliminary Proxy Statement

[ ] Definitive Proxy Statement

[X ] Definitive Additional Materials

[ ] Soliciting Material Pursuant to (S)240.14a-11(c) or (S)240.14a-12


                          ----------------------

                         BURLINGTON NORTHERN INC.
               (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                         BURLINGTON NORTHERN INC.
                (NAME OF PERSON(S) FILING PROXY STATEMENT)

                          ----------------------

Payment of Filing Fee (Check the appropriate box): (/1/)

[ ] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2).

[ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-
     6(i)(3).

[x] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

    (1)   Title of each class of securities to which transaction applies:
          Santa Fe Pacific Corporation common stock, par value $1.00 per share.

    (2)   Aggregate number of securities to which transactions applies:
          187,049,738 shares of Santa Fe Pacific Corporation common stock.

    (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: $49 1/2 (/2/)

    (4)   Proposed maximum aggregate value of transaction: $3,148,047,091
          (/2/)

  (/1/) The filing fee previously was paid with the initial filing of the preliminary proxy materials on August 8, 1994 and with the filing of two Registration Statements on Form S-4 on October 12, 1994 (Reg. No. 33-56007) and October 27, 1994 (Reg. No. 33-56183),
          respectively.

  (/2/) For purposes of calculating the filing fee only. Upon consummation of the Merger, each outstanding share of Santa Fe Pacific Corporation common stock, par value $1.00 per share, will be converted into the right to receive 0.34 shares of Burlington Northern Inc. common stock, no par value. The proposed maximum aggregate value of the transaction described in the preliminary proxy materials is $3,148,047,091 (calculated based on the number of shares of Santa Fe Pacific Corporation common stock outstanding as of October 19, 1994, the average of the high and low reported prices of Burlington Northern Inc. common stock on October 21, 1994 and the exchange ratio of 0.34). The filing fee is one-fiftieth of that amount.

[x] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

    (1)    Amount Previously Paid:...................$1,145,590

    (2)    Form, Schedule or Registration
           Statement No.:............................Preliminary Proxy
                                                     Statement
                                                     Registration Statement
                                                     on Form S-4
                                                     (Reg. No. 33-56007)
                                                     Registration Statement
                                                     on Form S-4, as amended
                                                     (Reg. No. 33-56183)
                                  ...................Registration Statement
                                                     on Form S-4
    (3)    Filing Party:          ...................Burlington Northern
                                                     Inc./Santa Fe
                                                     Pacific Corporation
                                  ...................Burlington Northern
                                                     Inc./Santa Fe
                                                     Pacific Corporation
                                  ...................Burlington Northern
                                                     Inc./Santa Fe
                                  ...................Burlington Northern
                                                     Inc./Santa Fe
                                                     Pacific Corporation
    (4)      Date filed:          ...................August 8, 1994
                                  ...................October 12, 1994
                                  ...................October 27,1994
                                  ...................November 2, 1994


                              [PRESS RELEASE]

                     BURLINGTON NORTHERN AND SANTA FE

                         ONE POWERFUL COMBINATION

                      But Don't Take Our Word For It!
                    Read What The Experts Are Saying...

- - ----------------------------------  ----------------------------------------
 ... About the BN/SF Merger:        ... About UP's Hostile Merger Proposal:
- - ----------------------------------  ----------------------------------------

"I would put the likelihood of      "I think that Union Pacific on its own
 (ICC) approval for BN-Santa Fe      would have to grant so many concessions
 at 100 percent"                     to Burlington Northern and Southern
 Beth Fusco, Salomon Brothers Inc.   Pacific in regard to trackage rights
 Traffic World 10/17/94              that UP would lose some of its monopoly
                                     powers in some of its markets."
                                     James Valentine, Smith Barney Inc.
                                     Dallas Morning News 10/7/94

"Everybody knows that Burlington    "There's no way on God's green Earth that
 Northern and Santa Fe are a better  they (Union Pacific) can expecct to get
 fit because they complement one     this deal through... It's pretty clear
 another, rather than duplicate      this is a defensive maneuver to see if
 one another."                       they could cause problems."
 Clay Hoes, Kemper Securities Inc.   Scott Flower, Kidder, Peabody & Co. Inc.
 Chicago Tribune 10/7/94             Los Angeles Times 10/17/94

"It would create a company with     "A Union Pacific-Santa Fe merger could
 far and away the best ability       not, by any stretch of the imagination,
 to move crop from the nation's      be portrayed as an end-to-end merger. It
 wheat belt."                        is a merger of overlapping carriers."
 Tom Tunnell, Executive Vice         Fritz R. Kahn, Former ICC General Counsel
  President, Kansas Grain and        Traffic World 10/17/94
  Feed Association
  Hutchinson Kansas News 7/7/94

"The combined BN-Santa Fe rail      "We continue to see no reason to change
 systems will allow the              our mind about the high risk of ICC
 railroads to gain efficiencies      rejection and/or significant interference
 and take unnecessary costs          of a UNP/SFX combination after lengthy
 out of the transportation           review."
 system."                            Anthony Hatch, Paine Webber, Inc.
 Thomas G. Pavlini, Vice             10/31/94
  President-General Manager
  Containerboard and Paper          "I still believe that UP doesn't have a
  Division, Stone Container          viable offer on the table."
  Corporation 10/31/94               Susan Chapman, Forbes, Walsh, Kelly
                                     and Co. 10/31/94
"The BN-Santa Fe merger enhances
 competition and is clearly in
 the public interest. A UP-Santa
 Fe merger is anti-competitive
 on its face."
 Darius W. Gaskins, Jr.,
 Former ICC Chairman and Former
 Burlington Northern Railroad CEO
 10/31/94

- - ------------------------------------------------------------------------------
Why The Burlington Northern and Santa Fe Merger Is The Right Combination At
The Right Time:
- - ------------------------------------------------------------------------------

- - ------------------------------------
Description of Graphic Materials
Shareholders from Gerald Grinstein,
Chairman and Chief Executive Officer
- - ------------------------------------

There appears at the lower          checkmark IT'S PRO-COMPETITIVE. Most
left portion of the poster a                  analysts and economists predict
map of the 48 contiguous                      that the ICC is likely to
United States overlaid with                   approve the Burlington Northern/
the routes of the Burlington                  Santa Fe combination without
Northern Railroad Company and                 significant conditions because
Santa Fe Pacific Railroad                     it's good for competition.
Company.  Burlington Northern
track is depicted as a solid        checkmark IT'S AN END-TO-END MERGER. This
line and Santa Fe Pacific                     merger includes little overlap,
track is depicted as a broken                 requiring virtually no
dotted line.  The map identifies              facilities to be closed and no
the following cities on the                   track to be abandoned.
routes, Chicago, St. Paul,
Minneapolis, Duluth, Fargo,         checkmark IT PROVIDES TERRIFIC VALUE FOR
Winnipeg, Sioux City, Omaha,                  SHAREHOLDERS. The Burlington
Lincoln, St. Louis, Kansas City,              Northern and Santa Fe Railway
Memphis, Birmingham, Mobile,                  is expected to generate a
Topeka, Wichita, Tulsa, Dallas,               projected $560 million in
Houston, Galveston, Dallas,                   additional operating income from
Ft. Worth, Oklahoma City,                     operating syergies and increased
Lubbuck, Amarillo, Alburquerque,              revenues. As a result, the new
El Paso, Santa Fe, Phoenix,                   railroad is expected to have a
Denver, San Diego, Los Angeles,               combined operating annual income
San Francisco, Oakland,                       exceeding $1.5 billion with an
Sacramento, Billings, Helena,                 operating ratio below 80
Spokane, Portland, Tacoma,                    percent.
Seattle and Vancouver.
                                    checkmark IT'S GOOD FOR THE COMMUNITIES
                                              WE SERVE AND FOR OUR PEOPLE.
                                              Some $90 million in capital
                                              improvements could be invested
                                              throughout the new system, in
                                              addition to the $1.2 billion in
                                              capital which BN and Santa Fe
                                              plan to invest independently of
                                              the merger. And BN and Santa Fe
                                              plan to spend $10-12 million on
                                              retraining programs for
                                              employees whose job functions
                                              will change.

- - ------------------------------------------------------------------------------
           The Burlington Northern and Santa Fe Railway Company:
   Linking customers, products, and markets for the 21st Century...now.
- - ------------------------------------------------------------------------------

     --------------------------------------------------------------------
     IMPORTANT NOTICE TO SHAREHOLDERS: Regardless of the number of shares you own, it is important that they be represented at the BN shareholder's meeting. Even if you have sold your shares since the October 19 record date, as the holder of record you are still entitled to exercise your right to vote. We urge you to vote FOR the BN/Santa Fe merger. Should you have any questions or need assistance in voting your Burlington Northern proxy, PLEASE CALL
     OUR PROXY SOLICITOR, KISSEL-BLAKE INC. AT 1-800-554-7730.
     --------------------------------------------------------------------


[BURLINGTON NORTHERN INC. LETTERHEAD WITH LOGO]

            GERALD GRINSTEIN                       3800 Continental Plaza
            Chairman and                           777 Main Street
            Chief Executive Officer                Ft. Worth, Texas 76102-5384
                                                   (817) 333-2272


                                                           November 2, 1994


Dear Burlington Northern Stockholder:

      Burlington Northern and Santa Fe Pacific have agreed to merge their rail systems, forming a great, competitive rail network that will benefit shippers, employees, the public and the stockholders of both companies today and into the 21st Century. I urge you to vote FOR approval of the merger.

      The Burlington Northern/Santa Fe merger is the only serious deal on the table.

      The revised exchange ration of 0.34 shares of BN stock for each Santa Fe share, announced October 27, was a carefully analyzed judgment based on the strong economics expected to be generated by the substantial cost savings and exciting market opportunities of this combination. These powerful economics are described in detail in our proxy statement mailed to stockholders and in the joint merger application filed October 13 with the Interstate Commerce Commission (ICC).

      The proposed new railroad, The Burlington Northern and Santa Fe Railway Company, is expected to generate more than $300 million in new annual revenue by the end of the third year following approval by the ICC (projected in early 1996). This additional revenue, combined with anticipated savings from operation and administrative efficiencies, is expected to add a total of $560 million per year in annual operating income by the third year after the merger and to produce an operating ratio below 80%.

      The Burlington Northern/Santa Fe merger:

      - Continues to be the right rail merger at the right time for the stockholders, employees and customers of both companies.

      - Is expected to generate increased earnings per share for the stockholders of both companies beginning with the first year after closing and growing substantially in subsequent years.

      - Is an end-to-end merger with virtually no route overlap which will increase competition, increase access to markets, and provide an efficient and streamlined alternative for shippers.

      - Will dramatically enhance intermodal service options, providing customers seamless transportation and direct routes between key ports of the Pacific Northwest, Central and Southern California with the Midwest and the Gulf of Mexico, enhancing service in the fastest growing segment of the railroad industry.

      - Will provide shippers with expanded access to markets from the Pacific Northwest to the Southeastern U.S., from the Midwestern grain fields to Southern California ports, and from Canada to Mexico as NAFTA expands trade in future years.

      - Provides a new Western region alternative to Union Pacific's long-time dominance of routes from the Midwest to the Southwest and on to California.

      As has been reported din the media, Union Pacific has made, and then amended, a hostile proposal to Santa Fe. We view this as nothing more than an attempt to stifle healthy competition among railroads in the western United States. The UP bid is recognized by analysts and transportation experts alike as lacking credibility. Most predict that ICC approval of any UP transaction is highly dubious and, in any case, would require very substantial and extremely costly concessions to other railroads, undermining any potential value for UP and Santa Fe stockholders.

      Burlington Northern and Santa Fe have signed a definitive merger agreement which we believe should be supported by Santa Fe stockholders. It is a responsible and realistic proposal which represents Burlington Northern's best and final bid.

      On behalf of your Board of Directors, I urge you to vote FOR the Burlington Northern/Santa Fe merger. If you have not already done so, please date, sign and return the proxy card promptly.


                                    Sincerely,

                                    /s/ Gerald Grinstein
                                    _____________________
                                    Gerald Grinstein



   _________________________________________________________________________
  |                                                                         |
  |                           IMPORTANT                                     |
  |                                                                         |
  |  Regardless of the number of shares you own, it's important that they   |
  |  be represented at this meeting.  Even if you have sold your shares     |
  |  after the October 19 record date, as the holder of record you are      |
  |  still entitled to exercise your right to vote.  We urge you to do so.  |
  |  Should you have any questions or need assistance in voting your        |
  |  Burlington Northern proxy, please call our proxy solicitor:            |
  |                                                                         |
  |                 Kissel-Blake Inc. - (1-800-554-7730)                    |
  |_________________________________________________________________________|